LVIP Delaware U.S. Growth Fund
Schedule of Investments
September 30, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.78%
Aerospace & Defense–1.04%
Lockheed Martin Corp.	8,297	$ 3,205,048
		3,205,048
Air Freight & Logistics–0.90%
United Parcel Service, Inc. Class B	17,327	2,799,004
		2,799,004
Automobiles–2.68%
†Tesla, Inc.	31,294	8,300,733
		8,300,733
Biotechnology–3.43%
AbbVie, Inc.	8,801	1,181,182
†Exelixis, Inc.	123,321	1,933,674
†Incyte Corp.	38,541	2,568,372
†Vertex Pharmaceuticals, Inc.	17,015	4,926,523
		10,609,751
Capital Markets–1.13%
Blackstone, Inc.	41,614	3,483,092
		3,483,092
Chemicals–1.08%
CF Industries Holdings, Inc.	34,802	3,349,692
		3,349,692
Consumer Finance–0.63%
American Express Co.	14,418	1,945,132
		1,945,132
Diversified Consumer Services–1.02%
H&R Block, Inc.	74,342	3,162,509
		3,162,509
Food & Staples Retailing–2.85%
†BJ's Wholesale Club Holdings, Inc.	21,892	1,593,957
Costco Wholesale Corp.	15,257	7,205,423
		8,799,380
Health Care Providers & Services–4.22%
McKesson Corp.	10,812	3,674,674
†Molina Healthcare, Inc.	11,447	3,775,678
UnitedHealth Group, Inc.	11,113	5,612,510
		13,062,862
Health Care Technology–0.90%
†Veeva Systems, Inc. Class A	16,898	2,786,142
		2,786,142
Hotels, Restaurants & Leisure–3.08%
†Booking Holdings, Inc.	2,121	3,485,249
Domino's Pizza, Inc.	3,454	1,071,431
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	5,705	$ 688,137
Starbucks Corp.	50,728	4,274,341
		9,519,158
Interactive Media & Services–8.11%
†Alphabet, Inc. Class A	120,532	11,528,886
†Alphabet, Inc. Class C	103,940	9,993,831
†Meta Platforms, Inc. Class A	26,162	3,549,660
		25,072,377
Internet & Direct Marketing Retail–2.13%
†Amazon.com, Inc.	58,188	6,575,244
		6,575,244
IT Services–5.85%
†EPAM Systems, Inc.	2,767	1,002,180
Genpact Ltd.	58,631	2,566,279
Mastercard, Inc. Class A	26,663	7,581,357
Visa, Inc. Class A	38,972	6,923,376
		18,073,192
Machinery–1.46%
Caterpillar, Inc.	19,701	3,232,540
Otis Worldwide Corp.	20,325	1,296,735
		4,529,275
Media–0.38%
†Charter Communications, Inc. Class A	3,836	1,163,651
		1,163,651
Oil, Gas & Consumable Fuels–4.34%
Cheniere Energy, Inc.	25,857	4,289,935
Devon Energy Corp.	42,353	2,546,686
EOG Resources, Inc.	23,486	2,624,091
Ovintiv, Inc.	29,761	1,369,006
PDC Energy, Inc.	44,719	2,584,311
		13,414,029
Paper & Forest Products–0.69%
Louisiana-Pacific Corp.	41,694	2,134,316
		2,134,316
Pharmaceuticals–3.23%
Eli Lilly & Co.	18,677	6,039,208
Merck & Co., Inc.	45,857	3,949,205
		9,988,413
Professional Services–0.26%
Booz Allen Hamilton Holding Corp.	8,622	796,242
		796,242
LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Road & Rail–1.01%
Old Dominion Freight Line, Inc.	12,542	$ 3,120,073
		3,120,073
Semiconductors & Semiconductor Equipment–8.60%
†Advanced Micro Devices, Inc.	62,538	3,962,408
Applied Materials, Inc.	49,967	4,093,796
Broadcom, Inc.	12,711	5,643,811
Lam Research Corp.	8,661	3,169,926
NVIDIA Corp.	37,125	4,506,604
QUALCOMM, Inc.	46,045	5,202,164
		26,578,709
Software–17.97%
†Adobe, Inc.	16,148	4,443,930
†Crowdstrike Holdings, Inc. Class A	17,721	2,920,598
†Dropbox, Inc. Class A	113,783	2,357,584
†Fair Isaac Corp.	6,901	2,843,281
†Fortinet, Inc.	74,948	3,682,195
†HubSpot, Inc.	3,016	814,682
Intuit, Inc.	4,383	1,697,624
†Manhattan Associates, Inc.	20,610	2,741,748
Microsoft Corp.	120,379	28,036,269
†ServiceNow, Inc.	11,294	4,264,727
†Synopsys, Inc.	5,687	1,737,435
		55,540,073
Specialty Retail–7.93%
†AutoZone, Inc.	2,011	4,307,421
Home Depot, Inc.	8,076	2,228,492
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Lowe's Cos., Inc.	21,673	$ 4,070,406
†O'Reilly Automotive, Inc.	4,469	3,143,271
TJX Cos., Inc.	77,395	4,807,777
Tractor Supply Co.	4,915	913,600
†Ulta Beauty, Inc.	7,578	3,040,218
Williams-Sonoma, Inc.	16,977	2,000,740
		24,511,925
Technology Hardware, Storage & Peripherals–12.24%
Apple, Inc.	236,155	32,636,621
HP, Inc.	82,328	2,051,614
NetApp, Inc.	51,116	3,161,524
		37,849,759
Textiles, Apparel & Luxury Goods–2.62%
†Deckers Outdoor Corp.	10,395	3,249,581
NIKE, Inc. Class B	45,681	3,797,005
Tapestry, Inc.	37,354	1,061,974
		8,108,560
Total Common Stock (Cost $291,050,957)		308,478,341

MONEY MARKET FUND–0.30%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.94%)	908,707	908,707
Total Money Market Fund (Cost $908,707)		908,707

TOTAL INVESTMENTS–100.08% (Cost $291,959,664)	309,387,048
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.08%)	(238,263)
NET ASSETS APPLICABLE TO 48,816,516 SHARES OUTSTANDING–100.00%	$309,148,785

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Notes
September 30, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Investment Advisors Corporation ("LIAC"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$308,478,341	$—	$—	$308,478,341
Money Market Fund	908,707	—	—	908,707
Total Investments	$309,387,048	$—	$—	$309,387,048
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund–3